Earnings per share	12 Months Ended
Jun. 30, 2021
Earnings per share
Earnings per share

11    Earnings per share

The calculation of basic EPS has been based on the following net profit attributable to the Company’s shareholders and weighted-average number of ordinary shares outstanding.

The calculation of diluted EPS has been based on the following net profit attributable to the Company’s shareholders and weighted-average number of ordinary shares outstanding after adjustment for the effects of all dilutive potential ordinary shares.

(i)	Net profit attributable to the Company’s shareholders

	2019	2020	2021
	RMB	RMB	RMB
Net profit from continuing and discontinued operations attributable to shareholders of the Company (basic and diluted)	290,233	374,238	235,092
Net profit from continuing operations	267,175	349,983	483,049
Net profit/(loss) from discontinued operations	23,058	24,255	(247,957)

(ii)	Weighted-average number of ordinary shares

	2019	2020	2021
Weighted average number of ordinary shares	412,450,256	412,450,256	412,450,256

(iii)	Earnings per share

	2019	2020	2021
Basic and diluted earnings per share	0.70	0.91	0.57
- Continuing operations	0.65	0.85	1.17
- Discontinued operations	0.05	0.06	(0.60)

There were no dilutive potential ordinary shares for each of the fiscal years ended June 30, 2019, 2020 and 2021, therefore, diluted earnings per share are equivalent to basic earnings per share.